Reconciliation of Level 3 Assets and Liabilities - Recurring (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Collateralized Debt Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Beginning balance	$ 1,191	$ 4,396
Total realized gains (losses) included in other comprehensive income	(10)	(17)
Sales		(3,188)
Ending balance	1,181	1,191
Derivative Loan and Forward Loan Sale Commitments, Net [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Beginning balance	22	13
Total realized gains (losses) included in other comprehensive income	37	9
Sales		0
Ending balance	$ 59	$ 22